Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	Derivative Financial Instruments
We use derivative hedging instruments, principally foreign currency forward contracts and interest rate swaps, for the purpose of managing currency risks and interest rate risk arising from our operations and sources of financing.

Cash Flow Hedges

The notional amount of foreign currency forward contracts, designated as cash flow hedges, outstanding at December 31, 2022 and 2021 were $94 million and $42 million, respectively. The amount recorded within other comprehensive income (loss) at December 31, 2022 is expected to impact the consolidated statement of operations in 2023.

Derivatives Not Designated as Hedging Instruments

The notional amount of foreign currency forward contracts, not designated as hedging instruments, outstanding at December 31, 2022 and 2021 was $212 million and $283 million, respectively.

Refer to Note 20 - Shareholders’ Equity - Accumulated Other Comprehensive Income for further information.